Significant Accounting Policies - Schedule of Disaggregated Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 3,055,765	$ 3,515,890
Product sales [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 2,586,656	$ 3,065,824
Percentage of total revenue	84.65%	87.20%
Installation and maintenance service [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 132,546	$ 142,749
Percentage of total revenue	4.34%	4.06%
Warranty income [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 48,979	$ 41,015
Percentage of total revenue	1.60%	1.17%
Technical service [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 93,447	$ 77,268
Percentage of total revenue	3.06%	2.20%
Transport income [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 181,228	$ 189,034
Percentage of total revenue	5.93%	5.37%
Food and beverages [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 12,909
Percentage of total revenue	0.42%
Total [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 3,055,765	$ 3,515,890
Percentage of total revenue	100.00%	100.00%